Rental Income under Operating Leases	12 Months Ended
Dec. 31, 2016
Rental Income Under Operating Leases [Abstract]
Rental Income under Operating Leases
Rental Income under Operating Leases
Investment in property under operating leases was as follows:

	December 31, 2016	December 31, 2015
	(in millions)
Land	$127	$141
Buildings and improvements	88	82
Equipment	55	37
Total property and equipment	270	260
Less: accumulated depreciation	(45)	(30)
Property and equipment, net	$225	$230

Rental income for the years ended December 31, 2016 and 2015, and the Successor period September 1, 2014 through December 31, 2014 was $87 million, $81 million and $25 million, respectively, and was $12 million for the Predecessor period January 1, 2014 through August 31, 2014.
Minimum future rental income under non-cancelable operating leases as of December 31, 2016 is as follows (in millions):

2017	$27
2018	18
2019	11
2020	5
2021	2
Thereafter	2
Total minimum future rentals	$65